Principal Investors Fund, Inc.

711 High Street

Des Moines, Iowa 50392

October 29, 2007

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Principal Investors Fund, Inc.
Registration Statement on Form N-14
File No. 333-146987

Ladies and Gentlemen:

On behalf of Principal Investors Fund, Inc. ("PIF"), we transmit herewith for filing with the Securities and Exchange Commission pre-effective amendment No. 1 to PIF's registration statement on Form N-14 (File No. 333-146987). The sole purpose of the amendment is to file an exhibit that was inadvertently omitted from the original filing.

Please call me at 515-235-9328 or Bruce W. Dunne of Dykema Gossett PLLC at 202-906-8600 if you have any questions or comments.

Very truly yours,

/s/ Adam U. Shaikh

Adam U. Shaikh

Assistant Counsel